3. ACCOUNTS RECEIVABLE, AND DEFERRED REVENUE	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE, AND DEFERRED REVENUE
3.	ACCOUNTS RECEIVABLE, AND DEFERRED REVENUE

Accounts Receivable

The Company records accounts receivable as it bills its customers for products and services. The allowance for doubtful accounts is based upon the Company’s policy (See Note 1). Accounts receivable throughout the year may decrease based on payments received, credits for change orders, or back charges incurred.

At December 31, 2018 and 2017, accounts receivables were as follows:

	December 31, 2018	December 31, 2017
Accounts receivable	$1,290,702	$5,946
Less: Allowance for doubtful accounts	–	–
Accounts receivable, Net	$1,290,702	$5,946

There was no bad debt expense for either 2018 nor 2017.

Deferred Revenue

Deferred revenues are deposits from customers for product sales which have not yet been delivered and multi period maintenance contracts (See Note 1 and 16). Deferred revenue was $835,785 and $77,514 at December 31, 2018 and December 31, 2017, respectively.